Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Unrecognized deductible temporary differences	$ 15,068	$ 14,972	$ 18,471
Non-capital losses [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	9,405	9,255	11,225
Capital loss [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	2,273	2,337	2,102
Tax value over book value of mineral properties [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	3,335	3,352	5,111
Tax value over book value of equipment [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	12	12	13
Tax value over book value of investments and share issue costs [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	$ 43	$ 16	$ 20